Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Payables for property, plant and equipment	$ 16,704,590	$ 543,592	$ 13,607,664
Accrued salary and bonus	14,759,907	480,309	12,217,011
Accrued employees' compensation and remuneration to directors	10,012,636	325,826	7,711,445
Accrued employee insurance	1,325,330	43,128	1,204,387
Accrued utilities	847,905	27,592	581,662
Others	13,464,732	438,163	11,374,731
Other payables	$ 57,115,100	$ 1,858,610	$ 46,696,900